SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
LIFO liquidation	$ 33
Natural gas	92	$ 149
LNG	9	6
Materials and supplies	157	143
Inventories	258	298
SDG&E [Member]
Inventory [Line Items]
Natural gas	2	6
LNG	0	0
Materials and supplies	78	69
Inventories	80	75
SoCalGas [Member]
Inventory [Line Items]
Natural gas	11	49
LNG	0	0
Materials and supplies	47	30
Inventories	58	79
Sempra South American Utilities [Member]
Inventory [Line Items]
Natural gas	0	0
LNG	0	0
Materials and supplies	27	30
Inventories	27	30
Sempra Mexico [Member]
Inventory [Line Items]
Natural gas	0	0
LNG	6	3
Materials and supplies	1	10
Inventories	7	13
Sempra Renewables [Member]
Inventory [Line Items]
Natural gas	0	0
LNG	0	0
Materials and supplies	4	3
Inventories	4	3
Sempra LNG and Midstream [Member]
Inventory [Line Items]
Natural gas	79	94
LNG	3	3
Materials and supplies	0	1
Inventories	$ 82	$ 98